Simple Agreement for Future Equity (SAFEs) (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jun. 10, 2021	Sep. 30, 2021	Dec. 31, 2020
Simple Agreement for Future Equity (SAFEs) (Details) [Line Items]
SAFEs	$ 86,100		$ 102,700
Financial instruments subject to mandatory redemption issued in 2020 [Member]
Simple Agreement for Future Equity (SAFEs) (Details) [Line Items]
Proceeds from issuance of SAFEs			$ 25,765
Minimum equity raise requiring exchange to SAFE holders		$ 35,000
Financial instruments subject to mandatory redemption issued in 2021 [Member]
Simple Agreement for Future Equity (SAFEs) (Details) [Line Items]
Proceeds from issuance of SAFEs		5,000
Minimum equity raise requiring exchange to SAFE holders		$ 35,000
Securities Subject to Mandatory Redemption [Member] | Common Stock A [Member] | Common Stock [Member]
Simple Agreement for Future Equity (SAFEs) (Details) [Line Items]
SAFEs converted into Class A units (in shares) (in Shares)	7,466,891
Securities Subject to Mandatory Redemption [Member] | Common Stock V [Member] | Common Stock [Member]
Simple Agreement for Future Equity (SAFEs) (Details) [Line Items]
SAFEs converted into Class A units (in shares) (in Shares)	454,077